EQUITY COMPENSATION PLAN - Stock-based Compensation Expense (Details) - Stock Option - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 6,397	$ 5,636	$ 24,846	$ 20,450
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4,192	3,849	16,630	14,513
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 2,205	$ 1,787	$ 8,216	$ 5,937